Stockholders' Equity and Warrants (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of summarizes the total warrants outstanding
	Issue Date	Exercise Price Per Share	Expiration Date	Outstanding as of December 31, 2022	New Issuance	Exercised	Outstanding as of March 31, 2023
Placement agent warrants	July - Sept 2022	$3.00	July - Sept 2027	11,500	-	-	11,500
Placement agent warrants	Nov 2022	$1.00	Nov 2027	15,000	-	-	15,000
Investor warrants	Nov 2022	$1.00	Earlier of IPO or Nov 2027	250,000	-	(250,000)	-
Representative warrants	Jan 2023	$6.00	Jan 2028	-	84,000	-	84,000
				276,500	84,000	(250,000)	110,500

	Issue Date	Exercise Price Per Share	Expiration Date	Outstanding as of January 25, 2022	New Issuance	Expired	Outstanding as of December 31, 2022
Placement agent warrants	July - Sept 2022	$3.00	July - Sept 2027	-	11,500	-	11,500
Placement agent warrants	Nov 2022	$1.00	Nov 2027	-	15,000	-	15,000
Investor warrants	Nov 2022	$1.00	Earlier of IPO or Nov 2027	-	250,000	-	250,000
				-	276,500	-	276,500